Investments in Securities - Summary of Investments in Securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 3,222	$ 2,989
At fair value
Disclosure Of Investments In Securities [Line Items]
Investments in securities	3,210	2,978
At fair value | Measured by reference to prices in active markets for identical assets
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,637	1,669
At fair value | Measured by reference to other observable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	68	56
At fair value | Measured using predominantly unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,505	1,253
At cost
Disclosure Of Investments In Securities [Line Items]
Investments in securities	12	11
Equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,396	1,437
Securities at fair value through other comprehensive income	$ 1,396	1,437
Percentage of interest in investments	5.00%
Debt securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 1,826	1,552
Securities at fair value through other comprehensive income	1,165	1,086
Debt securities at amortised cost	12	11
Debt securities at fair value through profit or loss	$ 649	$ 455